Note 12 - Income Taxes - Effective Income Tax Rate Reconciliation (Details) - USD ($) $ in Thousands	3 Months Ended		4 Months Ended	6 Months Ended		8 Months Ended	12 Months Ended	20 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Aug. 21, 2020	Dec. 31, 2019	Aug. 21, 2020
Income tax expense at U.S. federal statutory rate			$ (4,337)	$ 2,735
Limited tax benefit due to stock-based compensation			127	(81)
Other			(13)	(119)
Income tax expense	$ 1,420	$ 0	$ (4,223)	$ 2,535	$ 0	$ 0	$ 0	$ 0
Effective income tax rate			20.40%	19.50%